Current Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Borrowings - secured	$ 772,135	$ 599,906
Borrowings - unsecured	1,753,292	1,718,590
Current portion of long-term borrowings (Note (b))	0	72,831
Short-term borrowings and current portion of long-term borrowings	$ 2,525,427	$ 2,391,327